Income Taxes (Details) - Schedule of Income Tax and Social Contribution Expense - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Profit before taxes		$ 1,197,121	$ 162,083	$ 2,101,737	$ (277,463)
Brazilian statutory corporate tax rate		(34.00%)	34.00%	(34.00%)	34.00%
Expected tax benefit (expense)		$ (407,021)	$ (55,108)	$ (714,591)	$ 94,337
Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees		1,324	1,364	(79)	3,339
Non-taxable tax benefits	[1]	55,412	130,363	164,991	366,689
Difference of tax rates on taxable income from foreign subsidiaries		(2,239)	(14,854)	128,842	(43,525)
Transfer pricing adjustments		59,613	(665)	(7,126)	(2,497)
Profits taxed by foreign jurisdictions	[2]	61,803	(96,399)	25,925	(271,871)
Deferred income tax not recognized		(203,623)	(41,244)	(199,592)	(184,575)
Dividends paid abroad				(10,483)
Non-taxable interest - Foreign subsidiaries		3,909	34,920	11,715	98,879
Donations and social programs	[3]	1,176	(1,256)	(929)	(5,168)
SELIC interest on tax credits		1,050	1,843	5,169	4,309
Other permanent differences		(11,919)	20,458	3,658	43,838
Current and deferred income tax benefit (expense)		(440,515)	(20,578)	(592,500)	103,755
Current income tax		(142,382)	(98,070)	(399,199)	(136,714)
Deferred income tax		(298,133)	77,492	(193,301)	240,469
Total		$ (440,515)	$ (20,578)	$ (592,500)	$ 103,755
Effective income tax rate		(36.80%)	12.70%	(28.19%)	37.39%

[1]	The Company and its subsidiaries have subsidies granted by state governments, as presumed income tax benefits, in accordance with the regulations of each State. The appropriate values of this tax incentive as revenue in the result are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met. During the nine-month period ended September 30, 2024, the Company and its subsidiaries recorded the amount of government subsidies in the amount of US$466 million (US$1.1 billion in the nine-month period ended September 30, 2023), all of which were excluded from their income tax and social contribution calculation basis.
[2]	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[3]	Refers to the donations, as described in Note 24 – Expenses by nature.